NOTES PAYABLE (Details) - USD ($)		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Notes Payable, Current		$ 1,142,542	$ 869,157			$ 34,000
Total notes payable			$ 869,157			34,000
Stage It Corp [Member]
Notes Payable, Current				$ 879,722	[1]	179,000	[1]	$ 179,000
Convertible Notes Related Party past Due				547,500		547,500
Convertible Notes past Due	[2]			315,000		315,000
Total notes payable				$ 1,742,422		$ 1,041,500

[1]	Notes payable are comprised of a note for $179,000 at 15% interest in both period that is past due, a promissory note for $250,000 at 15% interest, advances of $35,000, and $415,922 in loans under the terms of revenue factoring agreement with three different lenders at an average rate of 18%
[2]	The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with several related parties (see Note 3) and third parties. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred